Segments (Details Textual)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) DWT	Dec. 31, 2014 USD ($) DWT
Loss / write down on assets held for sale | $	$ 261,793,000	$ 324	$ 119,604	$ 31,752,000	$ 0	$ (397,472,000)			$ (55,487,000)
Number of Reportable Segments							3
DWT							562,200	1,706,800	765,600
Due to related parties | $	624,000					624,000	$ 624,000	$ 624,000	$ 1,231,000
Ultramax Vessel
DWT								804,800
Kamsarmax
DWT								902,000
Scorpio Services Holding Limited
Due to related parties | $	$ 0					$ 0	$ 0	$ 0	56,000
Ultramax pool [Member] | Ultramax Vessel | Minimum
DWT								48,500
Ultramax pool [Member] | Ultramax Vessel | Maximum
DWT								64,000
Kamsarmax pool [Member] | Kamsarmax | Minimum
DWT								77,500
Kamsarmax pool [Member] | Kamsarmax | Maximum
DWT								98,700
Scorpio Capesize pool [Member] | Kamsarmax | Maximum
DWT								180,000
Capesize
DWT								1,440,000
Scenario, Previously Reported [Member] | Capesize | Corporate Segment [Member]
Loss / write down on assets held for sale | $									$ 585,000